UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06106

Pioneer Mid Cap Value Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Mid Cap Value Fund

NQ | July 31, 2018

Ticker Symbols: Class A PCGRX Class C PCCGX Class K PMCKX Class R PCMRX Class Y PYCGX

Shares		Value
	UNAFFILIATED ISSUERS - 99.9%
	COMMON STOCKS - 99.9% of Net Assets
	AUTOMOBILES & COMPONENTS - 2.9%
	Auto Parts & Equipment - 1.5%
274,434	BorgWarner, Inc.	$12,629,453
	Tires & Rubber - 1.4%
518,727	Goodyear Tire & Rubber Co.	$12,558,380
	Total Automobiles & Components	$25,187,833
	BANKS - 12.1%
	Regional Banks - 9.6%
424,036	Cathay General Bancorp	$17,635,657
979,070	First Horizon National Corp.	17,515,563
1,409,364	Huntington Bancshares, Inc.	21,760,580
1,284,307	KeyCorp	26,803,487
		$83,715,287
	Thrifts & Mortgage Finance - 2.5%
1,137,424	Radian Group, Inc.	$21,781,669
	Total Banks	$105,496,956
	CAPITAL GOODS - 11.5%
	Aerospace & Defense - 1.7%
419,831	BAE Systems Plc (A.D.R.)	$14,597,524
	Building Products - 2.8%
288,315	Masco Corp.	$11,627,744
206,971	Owens Corning	12,877,736
		$24,505,480
	Industrial Conglomerates - 1.5%
107,490	Carlisle Cos., Inc.	$13,204,072
	Industrial Machinery - 4.0%
170,015	Ingersoll-Rand Plc	$16,748,177
362,195	Timken Co.	17,838,104
		$34,586,281
	Trading Companies & Distributors - 1.5%
91,488(a)	United Rentals, Inc.	$13,613,414
	Total Capital Goods	$100,506,771
	CONSUMER DURABLES & APPAREL - 3.3%
	Home Furnishings - 0.6%
29,027(a)	Mohawk Industries, Inc.	$5,467,525
	Homebuilding - 1.7%
513,661	PulteGroup, Inc.	$14,634,202
	Leisure Products - 1.0%
127,696	Brunswick Corp.	$8,210,853
	Total Consumer Durables & Apparel	$28,312,580
	CONSUMER SERVICES - 2.1%
	Hotels, Resorts & Cruise Lines - 1.4%
254,388(a)	Norwegian Cruise Line Holdings, Ltd.	$12,727,031
	Leisure Facilities - 0.7%
90,645	Six Flags Entertainment Corp.	$5,887,393
	Total Consumer Services	$18,614,424
	DIVERSIFIED FINANCIALS - 4.7%
	Consumer Finance - 3.1%
211,486	Discover Financial Services	$15,102,215
397,499	Synchrony Financial	11,503,621
		$26,605,836
	Financial Exchanges & Data - 1.6%
156,692	Nasdaq, Inc.	$14,321,649
	Total Diversified Financials	$40,927,485
	ENERGY - 9.3%
	Oil & Gas Drilling - 1.2%
607,643	Patterson-UTI Energy, Inc.	$10,451,460
	Oil & Gas Equipment & Services - 1.9%
346,145	National Oilwell Varco, Inc.	$16,829,570
	Oil & Gas Exploration & Production - 5.3%
383,553	Devon Energy Corp.	$17,263,721
823,216	Marathon Oil Corp.	17,386,322
59,379	Pioneer Natural Resources Co.	11,238,663
		$45,888,706
	Oil & Gas Refining & Marketing - 0.9%
162,298	PBF Energy, Inc., Class A	$7,579,316
	Total Energy	$80,749,052
	FOOD & STAPLES RETAILING - 1.6%
	Food Retail - 1.6%
482,400	Kroger Co.	$13,989,600
	Total Food & Staples Retailing	$13,989,600
	FOOD, BEVERAGE & TOBACCO - 1.7%
	Agricultural Products - 1.0%
82,561	Ingredion, Inc.	$8,363,429
Shares		Value
	Packaged Foods & Meats - 0.7%
141,916	General Mills, Inc.	$6,536,651
	Total Food, Beverage & Tobacco	$14,900,080
	HEALTH CARE EQUIPMENT & SERVICES - 7.0%
	Health Care Equipment - 1.8%
358,187(a)	Hologic, Inc.	$15,369,804
	Health Care Facilities - 1.7%
123,553	Universal Health Services, Inc., Class B	$15,085,822
	Health Care Services - 1.6%
79,150(a)	Laboratory Corp. of America Holdings	$13,878,161
	Managed Health Care - 1.9%
130,297(a)	Centene Corp.	$16,981,608
	Total Health Care Equipment & Services	$61,315,395
	INSURANCE - 5.9%
	Life & Health Insurance - 4.3%
302,200	Lincoln National Corp.	$20,579,820
433,882	Unum Group	17,238,132
		$37,817,952
	Property & Casualty Insurance - 1.6%
643,939	Old Republic International Corp.	$13,722,340
	Total Insurance	$51,540,292
	MATERIALS - 6.2%
	Copper - 1.7%
930,519	Freeport-McMoRan, Inc.	$15,353,563
	Fertilizers & Agricultural Chemicals - 2.3%
671,688	Mosaic Co.	$20,224,526
	Specialty Chemicals - 2.2%
159,628	Celanese Corp., Class A	$18,853,663
	Total Materials	$54,431,752
	MEDIA - 1.0%
	Advertising - 1.0%
391,046	Interpublic Group of Cos., Inc.	$8,818,087
	Total Media	$8,818,087
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
	Pharmaceuticals - 2.0%
100,018(a)	Jazz Pharmaceuticals Plc	$17,311,116
	Total Pharmaceuticals, Biotechnology & Life Sciences	$17,311,116
	REAL ESTATE - 8.2%
	Hotel & Resorts REIT - 1.5%
413,829	Park Hotels & Resorts, Inc.	$12,944,571
	Industrial REIT - 1.5%
454,450	Duke Realty Corp.	$13,233,584
	Residential REIT - 1.7%
677,237	American Homes 4 Rent, Class A	$14,994,027
	Specialized REIT - 3.5%
130,431	Digital Realty Trust, Inc.	$15,836,932
409,959	Gaming & Leisure Properties, Inc.	14,889,711
		$30,726,643
	Total Real Estate	$71,898,825
	RETAILING - 2.6%
	Department Stores - 0.8%
98,013	Kohl's Corp.	$7,240,220
	General Merchandise Stores - 1.8%
153,670	Dollar General Corp.	$15,082,711
	Total Retailing	$22,322,931
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
	Semiconductor Equipment - 0.9%
85,605	MKS Instruments, Inc.	$8,072,551
	Semiconductors - 3.2%
610,167	Marvell Technology Group, Ltd.	$13,002,659
660,616(a)	ON Semiconductor Corp.	14,566,583
		$27,569,242
	Total Semiconductors & Semiconductor Equipment	$35,641,793
	SOFTWARE & SERVICES - 2.3%
	IT Consulting & Other Services - 2.3%
142,677	Booz Allen Hamilton Holding Corp., Class A	$6,744,342
152,430	DXC Technology Co.	12,916,918
	Total Software & Services	$19,661,260
	TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
	Communications Equipment - 0.8%
60,949	Motorola Solutions, Inc.	$7,393,114
	Technology Distributors - 1.7%
172,182	CDW Corp.	$14,478,784
	Total Technology Hardware & Equipment	$21,871,898
Shares		Value
	TELECOMMUNICATION SERVICES - 1.8%
	Integrated Telecommunication Services - 1.8%
813,245	CenturyLink, Inc.	$15,264,609
	Total Telecommunication Services	$15,264,609
	TRANSPORTATION - 3.3%
	Airlines - 2.0%
220,368(a)	United Continental Holdings, Inc.	$17,717,587
	Railroads - 1.3%
93,735	Kansas City Southern	$10,898,569
	Total Transportation	$28,616,156
	UTILITIES - 3.8%
	Electric Utilities - 1.9%
202,430	Entergy Corp.	$16,453,510
	Multi-Utilities - 1.9%
322,492	Public Service Enterprise Group, Inc.	$16,627,688
	Total Utilities	$33,081,198
	TOTAL COMMON STOCKS
	(Cost $751,264,868)	$870,460,093
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $751,264,868)	$870,460,093
	OTHER ASSETS AND LIABILITIES - 0.1%	$785,417
	NET ASSETS - 100.0%	$871,245,510

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2018, in valuing the Fund's investments.
	Level 1	Level 2	Level 3	Total
Common Stocks	$870,460,093	$–	$–	$870,460,093
Total Investments in Securities	$870,460,093	$–	$–	$870,460,093
During the nine months ended July 31, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date September 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date September 28, 2018

* Print the name and title of each signing officer under his or her signature.